7 Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	R$ 3,819,680	R$ 3,182,567
Current	3,768,242	3,120,168
Noncurrent	51,438	62,399
Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	3,368,640
Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	349,187
2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	101,853
Customers [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	2,743,508	2,498,744
Customers [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	2,087,435
Customers [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	356,605
Customers [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	299,468
Customers [member] | Residential [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	639,424	579,715
Customers [member] | Residential [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	388,190
Customers [member] | Residential [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	211,050
Customers [member] | Residential [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	40,184
Customers [member] | Industrial [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	312,302	298,719
Customers [member] | Industrial [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	213,229
Customers [member] | Industrial [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	21,048
Customers [member] | Industrial [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	78,025
Customers [member] | Commercial [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	335,439	363,986
Customers [member] | Commercial [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	255,691
Customers [member] | Commercial [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	51,502
Customers [member] | Commercial [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	28,246
Customers [member] | Rural [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	109,651	103,271
Customers [member] | Rural [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	87,666
Customers [member] | Rural [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	21,676
Customers [member] | Rural [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	309
Customers [member] | Public entities [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	37,370	55,847
Customers [member] | Public entities [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	32,687
Customers [member] | Public entities [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	1,646
Customers [member] | Public entities [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	3,037
Customers [member] | Public lighting [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	46,615	38,523
Customers [member] | Public lighting [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	42,319
Customers [member] | Public lighting [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	4,296
Customers [member] | Public lighting [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Customers [member] | Public service [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	41,812	44,983
Customers [member] | Public service [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	40,856
Customers [member] | Public service [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	658
Customers [member] | Public service [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	298
Customers [member] | Unbilled - captives [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	583,209	516,203
Customers [member] | Unbilled - captives [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	583,209
Customers [member] | Unbilled - captives [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Customers [member] | Unbilled - captives [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Customers [member] | Energy installments plan - captives [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	291,847	204,192
Customers [member] | Energy installments plan - captives [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	206,170
Customers [member] | Energy installments plan - captives [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	20,011
Customers [member] | Energy installments plan - captives [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	65,666
Customers [member] | Low income subsidy-eletrobras [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	13,783	12,174
Customers [member] | Low income subsidy-eletrobras [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	13,783
Customers [member] | Low income subsidy-eletrobras [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Customers [member] | Low income subsidy-eletrobras [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Customers [member] | Other receivables [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	168,270	148,375
Customers [member] | Other receivables [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	62,362
Customers [member] | Other receivables [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	23,105
Customers [member] | Other receivables [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	82,803
Customers [member] | Free consumers [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	163,786	132,756
Customers [member] | Free consumers [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	161,273
Customers [member] | Free consumers [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	1,613
Customers [member] | Free consumers [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	900
Concessionaires, permission holder and trading companies [member] | Regulated contracts [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	170,951	159,492
Concessionaires, permission holder and trading companies [member] | Regulated contracts [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	162,290
Concessionaires, permission holder and trading companies [member] | Regulated contracts [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	1,792
Concessionaires, permission holder and trading companies [member] | Regulated contracts [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	6,869
Concessionaires, permission holder and trading companies [member] | Bilateral contracts [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	265,432	191,463
Concessionaires, permission holder and trading companies [member] | Bilateral contracts [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	265,432
Concessionaires, permission holder and trading companies [member] | Bilateral contracts [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Concessionaires, permission holder and trading companies [member] | Bilateral contracts [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Concessionaires, permission holder and trading companies [member] | CCEE [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	652,904	315,712
Concessionaires, permission holder and trading companies [member] | CCEE [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	533,223
Concessionaires, permission holder and trading companies [member] | CCEE [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	16
Concessionaires, permission holder and trading companies [member] | CCEE [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	119,665
Concessionaires, permission holder and trading companies [member] | Energy suplies [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	1,089,287	666,667
Concessionaires, permission holder and trading companies [member] | Energy suplies [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	960,945
Concessionaires, permission holder and trading companies [member] | Energy suplies [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	1,808
Concessionaires, permission holder and trading companies [member] | Energy suplies [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	126,534
Concessionaires, permission holder and trading companies [member] | Charges from using transmission grid [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	281,508	215,582
Concessionaires, permission holder and trading companies [member] | Charges from using transmission grid [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	271,008
Concessionaires, permission holder and trading companies [member] | Charges from using transmission grid [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	1,396
Concessionaires, permission holder and trading companies [member] | Charges from using transmission grid [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	9,104
Telecommunications [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable		67,304
Telecommunications [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Telecommunications [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Telecommunications [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable
Gas Distribution [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	70,928	111,026
Gas Distribution [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	56,862
Gas Distribution [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	1,342
Gas Distribution [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	12,724
Expected credit losses [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	(365,551)	R$ (376,756)
Expected credit losses [member] | Balance falling due [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	(7,610)
Expected credit losses [member] | Overdue up to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	(11,964)
Expected credit losses [member] | 2021 [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade Accounts Receivable	R$ (345,977)